Stock-Based Compensation - Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	2,420,795	695,733
Common stock warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	82,500
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	75,750
Common stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	365,394
Available for grant under the 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	773,629
Available for issuance under Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	452,620
Shares issuable upon conversion of Ligand debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	670,902	695,733